Stock Option Plan - Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Grant Date Fair Value
Granted, Weighted average grant date fair value (in dollars per share)	$ 11.29	$ 12.72	$ 13.41
Stock Options and Stock Appreciation Rights [Member]
Shares
Non-vested options and SARs at beginning of period (in shares)	37,000
Granted (in shares)	140,997	4,333	4,333
Vested (in shares)	(7,000)
Forfeited (in shares)	(1,000)
Non-vested options and SARs at end of period (in shares)	170,000	37,000
Weighted Average Grant Date Fair Value
Non-vested options and SARs at beginning of period, Weighted average grant date fair value (in dollars per share)	$ 7.14
Granted, Weighted average grant date fair value (in dollars per share)	11.29
Vested, Weighted average grant date fair value (in dollars per share)	5.95
Forfeited, Weighted average grant date fair value (in dollars per share)	5.93
Non-vested options and SARs at end of period, Weighted average grant date fair value (in dollars per share)	$ 10.63	$ 7.14